Note 11 - Income Taxes - Reconciliation of Income Tax Benefit (Details) - USD ($)	12 Months Ended			186 Months Ended	189 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Mar. 31, 2017
U.S. federal statutory rate applied to pretax loss	$ (1,112,378)	$ (936,936)	$ (906,830)
Permanent differences	2,012	2,914	1,734
Research and development credits	59,087	67,901	26,648
Change in valuation allowance	1,051,279	866,121	878,448
Reported income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0